Unaudited interim condensed consolidated statement of other comprehensive income - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Unaudited interim condensed consolidated statement of other comprehensive income [Abstract]
(Loss) profit for the period	R$ (119,610)	R$ 105,309
Other comprehensive income (loss) to be reclassified to profit or loss for the year in subsequent periods
Currency translation adjustment	2,966	(4)
Comprehensive (loss) profit for the period	(116,644)	105,305
Attributable to:
Non-controlling interests	(2,335)	282
Equity holders of the parent	R$ (114,309)	R$ 105,023